Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[1]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Palisades Mortgage Loan Trust, Series 2013-4 CIK # Not Applicable
		CitiMortgage, Inc.	4,334	$935,918,460.37	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	9	$2,071,084.18	0.24%	0	$0.00	0.00%	410	$74,172,937.10	8.59%	0	$0.00	0.00%
Total			4,334	$935,918,460.37	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	9	$2,071,084.18	0.24%	0	$0.00	0.00%	410	$74,172,937.10	8.59%	0	$0.00	0.00%

1 The Securitizer disclosed in its quarterly filing made on May 5, 2014 pursuant to Rule 15Ga-1 that four hundred nineteen (419) assets were subject to a repurchase demand during the reporting period ending March 31, 2014. As disclosed herein, repurchase demands were withdrawn with respect to four hundred ten (410) of those assets. The numerical information presented in the columns “Assets that Were Subject of Demand” through “Demand Rejected” of this table is as of June 30, 2014.